Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Composition of Deposits
The composition of deposits at December 31 was as follows:

(Dollars in Millions)	2019	2018
Noninterest-bearing deposits	$75,590	$81,811
Interest-bearing deposits
Interest checking	75,949	73,994
Money market savings	120,082	100,396
Savings accounts	47,401	44,720
Time deposits	42,894	44,554

Total interest-bearing deposits	286,326	263,664

Total deposits	$361,916	$345,475

Maturities of Time Deposits Outstanding	The maturities of time deposits outstanding at December 31, 2019 were as follows:

(Dollars in Millions)
2020	$37,731
2021	2,700
2022	1,183
2023	673
2024	602
Thereafter	5

Total	$42,894